TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA ASSET ALLOCATION FUNDS

and

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

and

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

Supplement to the Currently Effective Prospectus, as supplemented,

to the Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

Transamerica Asset Allocation – Long Horizon

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Short/Intermediate Horizon

Transamerica Institutional Asset Allocation – Intermediate Horizon

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

Transamerica Institutional Asset Allocation – Long Horizon

Transamerica Institutional Asset Allocation –Short Horizon

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

The following replaces the information in each Prospectus and Summary Prospectus under the section entitled “Management – Portfolio Managers” relating to each Fund:

Investment Adviser:	Portfolio Managers:
Transamerica Asset Management, Inc.	Christopher A. Staples, CFA, Lead Portfolio Manager since 2009 William D. Nobles IV, CFA, Associate Portfolio Manager since 2012

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The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio

Manager(s)” relating to each Fund:

Transamerica Asset Allocation – Intermediate Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Asset Allocation – Intermediate/Long Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Asset Allocation – Long Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Asset Allocation – Short Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Asset Allocation – Short/Intermediate Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Institutional Asset Allocation – Intermediate Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Institutional Asset Allocation – Long Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Institutional Asset Allocation – Short Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

Name	Adviser	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2009; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services
William D. Nobles, IV, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2012; Employed by Transamerica Asset Management, Inc. since 2007; Vice President and Senior Investment Analyst

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In the Statement of Additional Information any and all references to the Associate Portfolio Manager, Jonathan B. Oldroyd, CFA, are hereby deleted.

Investors Should Retain this Supplement for Future Reference

November 6, 2012

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